Leases - Future minimum lease payments under the operating leases (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Future minimum lease payments under the operating leases
Year ended December 31, 2025,	$ 3,835
Year ended December 31, 2026	3,818
Year ended December 31, 2027	2,368
Thereafter	1,513
Total future lease payment	11,534
Less Present value discount	(1,406)
Minimum lease payments	$ 10,128